CONSOLIDATED STATEMENT OF INCOME - ARS ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Interest Income	$ 4,754,293,051	$ 2,232,472,289	$ 1,760,172,773
Interest Expense	(3,026,607,231)	(1,757,524,770)	(1,097,294,289)
Net Income from Interest	1,727,685,820	474,947,519	662,878,484
Fee Income	546,739,714	506,032,107	489,022,833
Fee related Expenses	(75,308,879)	(83,955,675)	(76,523,463)
Net Fee Income	471,430,835	422,076,432	412,499,370
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	273,897,741	1,052,905,089	579,970,081
Income from Derecognition of Assets Measured at Amortized Cost	42,107,041	1,860,458	100,277
Exchange rate differences on foreign currency	612,573,105	62,666,267	27,265,004
Other Operating Income	381,761,004	229,783,588	155,435,612
Insurance Business Result	36,343,038	40,075,037	44,584,836
Impairment Charge	(190,682,814)	(163,294,445)	(133,151,102)
Net Operating Income	3,355,115,770	2,121,019,945	1,749,582,562
Personnel Expenses	(351,459,681)	(301,727,403)	(281,731,346)
Administrative Expenses	(295,224,397)	(279,393,042)	(272,939,370)
Depreciation Expenses	(84,278,588)	(86,811,560)	(87,941,850)
Other Operating Expenses	(565,566,379)	(396,299,340)	(335,783,492)
Loss on net monetary position	(1,518,506,605)	(851,315,576)	(482,259,367)
Operating Income	540,080,120	205,473,024	288,927,137
Share of profit from Associates and Joint Ventures	2,929,989	(1,374,074)	(783,437)
Income before Taxes from Continuing Operations	543,010,109	204,098,950	288,143,700
Income Tax from Continuing Operations	(205,840,481)	(52,841,496)	(99,524,754)
Net Income from Continuing Operations	337,169,628	151,257,454	188,618,946
Net Income for the Year	337,169,628	151,257,454	188,618,946
Net Income for the Year Attributable to parent company´s owners	337,172,143	151,257,426	188,618,946
Net Income for the Year Attributable to Non-controlling Interests	(2,515)	28	0
Earnings per Share
Net Income Attributable to parent company´s owners	337,172,143	151,257,426	188,618,946
Net Income Attributable to parent company´s owners Adjusted by dilution effects	$ 337,172,143	$ 151,257,426	$ 188,618,946
Weighted-Average of Ordinary Shares Outstanding for the Year (in shares)	1,474,692	1,474,692	1,474,692
Diluted Weighted-Average of Ordinary Shares Outstanding for the Year (in shares)	1,474,692	1,474,692	1,474,692
Basic Earnings per Share (in ars per share)	$ 228.64	$ 102.57	$ 127.90
Diluted Earnings per Share (in ars per shares)	$ 228.64	$ 102.57	$ 127.90